Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Capital Allocation Conservative Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class A
Trading Symbol	ABDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 27	0.54% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 150,003,740
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 150,003,740
Total number of portfolio holdings	37
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.1%
Columbia Quality Income Fund, Institutional 3 Class	13.8%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.8%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.1%
Columbia Quality Income Fund, Institutional 3 Class	13.8%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.8%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%

Columbia Capital Allocation Conservative Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class C
Trading Symbol	RPCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 65	1.29% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[1]
Net Assets	$ 150,003,740
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 150,003,740
Total number of portfolio holdings	37
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.1%
Columbia Quality Income Fund, Institutional 3 Class	13.8%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.8%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.1%
Columbia Quality Income Fund, Institutional 3 Class	13.8%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.8%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%

Columbia Capital Allocation Conservative Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	CBVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 15	0.29% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 150,003,740
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 150,003,740
Total number of portfolio holdings	37
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.1%
Columbia Quality Income Fund, Institutional 3 Class	13.8%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.8%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.1%
Columbia Quality Income Fund, Institutional 3 Class	13.8%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.8%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%

Columbia Capital Allocation Moderate Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class A
Trading Symbol	ABUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 19	0.38% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 1,031,387,113
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,031,387,113
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%

Columbia Capital Allocation Moderate Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class C
Trading Symbol	AMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 58	1.13% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 1,031,387,113
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,031,387,113
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%

Columbia Capital Allocation Moderate Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional Class
Trading Symbol	CBMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.13% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 1,031,387,113
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,031,387,113
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%

Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 4	0.07% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,031,387,113
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,031,387,113
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
Columbia Bond Fund, Institutional 3 Class	11.9%
Columbia Overseas Core Fund, Institutional 3 Class	10.8%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	9.0%
Columbia Contrarian Core Fund, Institutional 3 Class	8.9%
Columbia Large Cap Value Fund, Institutional 3 Class	8.0%
Columbia Corporate Income Fund, Institutional 3 Class	7.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.3%

Columbia Capital Allocation Aggressive Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class A
Trading Symbol	AXBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 19	0.38% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 1,337,862,076
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,337,862,076
Total number of portfolio holdings	34
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Aggressive Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class C
Trading Symbol	RBGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 58	1.13% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 1,337,862,076
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,337,862,076
Total number of portfolio holdings	34
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Aggressive Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	CPAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.13% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 1,337,862,076
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,337,862,076
Total number of portfolio holdings	34
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 3	0.06% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 1,337,862,076
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,337,862,076
Total number of portfolio holdings	34
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Aggressive Portfolio - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class R
Trading Symbol	CPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 32	0.63% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 1,337,862,076
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,337,862,076
Total number of portfolio holdings	34
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Contrarian Core Fund, Institutional 3 Class	15.2%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	12.7%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	6.1%
Columbia Quality Income Fund, Institutional 3 Class	4.6%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%

[1]	Annualized